Stockholders' Equity and Mezzanine Equity - Series D repurchase (Details) - Wag Labs, Inc. - Series D preferred stock - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2018	Dec. 31, 2019
Redeemable Preferred Stock - Mezzanine Equity
Total purchase price		$ 75
Number of shares issued	31,715,826
Total proceeds	$ 260